Foreign Exchange Gain (Loss) - Summary of Foreign Exchange Gain (Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Foreign exchange gain (loss) [abstract]
Realized FX gain (loss)	€ (20,102)	€ (23,835)	€ (15,645)
Unrealized FX gain (loss)	18,149	4,194	(20,411)
Foreign exchange gain (loss)	€ (1,953)	€ (19,641)	€ (36,056)